Risk Management - Summary of Maturity Analysis for Non Derivative Financial Liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		₩ 155,124,645	₩ 138,002,832
Lease liabilities		4,235,100	4,612,352
Trade and other payables	[1]	10,264,050	13,459,320
Financial guarantee contracts	[2]	4,399,189	3,776,060
Non-derivative financial liabilities, undiscounted cash flows		174,022,984	159,850,564
Financial guarantee liabilities		49,992	67,240
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		50,878,929	26,157,747
Lease liabilities		641,525	639,756
Trade and other payables	[1]	8,477,209	11,369,512
Financial guarantee contracts	[2]	121,415	105,091
Non-derivative financial liabilities, undiscounted cash flows		60,119,078	38,272,106
1~2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		29,046,036	27,367,577
Lease liabilities		588,850	657,210
Trade and other payables	[1]	364,443	347,563
Financial guarantee contracts	[2]	2,546,689	54,310
Non-derivative financial liabilities, undiscounted cash flows		32,546,018	28,426,660
2~5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		42,420,850	47,361,676
Lease liabilities		1,309,996	1,390,374
Trade and other payables	[1]	833,394	1,008,133
Financial guarantee contracts	[2]	1,645,488	3,495,437
Non-derivative financial liabilities, undiscounted cash flows		46,209,728	53,255,620
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings and debt securities		32,778,830	37,115,832
Lease liabilities		1,694,729	1,925,012
Trade and other payables	[1]	589,004	734,112
Financial guarantee contracts	[2]	85,597	121,222
Non-derivative financial liabilities, undiscounted cash flows		₩ 35,148,160	₩ 39,896,178

[1]	Excludes lease liabilities.
[2]	This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2022 and 2023 are W67,240 and ￦49,992 million, respectively.